Trademarks, Goodwill and Other Intangibles (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Trademarks	$ 69,100,000	$ 44,500,000	$ 44,500,000
Licensing agreements	2,000,000	2,000,000	2,000,000
Copyrights & other intellectual property	190,000	0
Accumulated amortization	(1,598,000)	(1,192,000)	(665,000)
Net carrying amount	$ 69,692,000	$ 45,308,000	$ 45,835,000